Derivative Liabilities (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 07, 2015	Oct. 07, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Derivative liabilities			$ 5,092,870		$ 221,822	$ 150,076
Change in derivative liabilities			(5,100,091)	$ (101,329)	(26,048)	(20,076)
Change in fair value in excess of convertible notes			4,945,782	12,232	12,232	14,748
Change in fair market value of derivative liabilities due to the mark to market adjustment			154,309		$ 13,816	$ 5,328
Change in fair market value of the warrants adjustment			147,088	$ 113,561
Change in fair market value on convertible notes adjustment			$ 7,221
Volatility	232.00%	232.00%
Maturity term			2 years		2 years	2 years
Warrant maturity date			Mar. 30, 2020
Increase in trading fees (monthly)			1.00%		1.00%	1.00%
Default event, Description			An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.		An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.	An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.
Fundamental transaction, Description			A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.		A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.
Reset event, Description			Reset events were projected to occur by 12/31/17 and 12/31/18 ? the reset provision ends 3/30/19 and the option expires 3/30/20.
Minimum [Member]
Stock price			$ 0.0435		$ 0.0435	$ 0.0435
Volatility			145.00%		145.00%	145.00%
Trading fees (monthly)			$ 556,020		$ 556,020	$ 556,020
Minimum [Member] | Historical Annual Volatility [Member]
Volatility			261.86%
Maximum [Member]
Stock price			$ 0.0050		$ 0.0050	$ 0.0050
Volatility			385.00%		385.00%	385.00%
Trading fees (monthly)			$ 911,155		$ 911,155	$ 911,155
Maximum [Member] | Historical Annual Volatility [Member]
Volatility			261.99%